Summary of Status of Company's Option Plans and Changes (Details) - $ / shares			1 Months Ended	12 Months Ended
	Aug. 26, 2025	Nov. 12, 2024	Aug. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options, Granted	12,500	17,500	6,250	270	270
Number of share options exercisable, Ending				1,805	1,805
Weighted average exercise price, Options exercisable, Ending			$ 1.05
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options, Beginning				19,236	20,277
Weighted average exercise price, Beginning				$ 321	$ 460
Number of share options, Granted				30,000
Weighted average exercise price, Granted				$ 2.27
Number of share options, Forfeited				(110)	(1,041)
Weighted average exercise price, Forfeited				$ (988.2)	$ (94.6)
Number of share options, Ending				49,181	19,236
Weighted average exercise price, Ending				$ 129.29	$ 321
Number of share options exercisable, Ending				22,852	14,966
Weighted average exercise price, Options exercisable, Ending				$ 396.1	$ 413